Disclosure of detailed information about effective income tax expense recovery (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 1	$ (5,232)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 2	(5,486)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 3	$ (7,108)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 4	26.44%
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 5	26.59%
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 6	26.00%
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 7	$ (1,383)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 8	(1,459)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 9	(1,848)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 10	6,381
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 11	(231)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 12	(989)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 13	1,277
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 14	506
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 15	(3,005)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 16	(6,507)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 17	1,290
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 18	4,509
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 19	33
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 20	198
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 21	509
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 22	199
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 23	(304)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 24	824
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 25	0
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 26	0
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 27	$ 0